Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Premises and Equipment [Abstract]
Premises and Equipment
Following is a summary of premises and equipment at December 31:

	2020	2019
Land	$2,719	$2,633
Buildings	22,081	20,890
Leasehold improvements	1,302	1,267
Furniture and equipment	8,892	6,847
	34,994	31,637
Less accumulated depreciation	13,682	12,420
Total premises and equipment	$21,312	$19,217

Premises and Equipment Held for Sale
Following is a summary of premises and equipment held for sale at December 31:

	2020	2019
Land	$153	$153
Buildings	564	563
	717	716
Less accumulated depreciation	80	63
Total premises and equipment held for sale	$637	$653